Capital risk management - Fair value estimation (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed [member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 3,286,862	$ 2,609,090
Fair value	2,971,754	2,668,792
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,286,862	2,609,090
Fair value	$ 2,971,754	$ 2,668,792